Nature of Operations - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020	Nov. 30, 2018
General Information [Line Items]
Date of incorporation	Jul. 06, 1990
Reverse Take Over [Member]
General Information [Line Items]
Share consolidation ratio		812.63